Investments	12 Months Ended
Dec. 31, 2018
Disclosure of Investments [Abstract]
Disclosure of Investments [Text Block]
11.	Investments

	December 31 2018	December 31 2017

Common shares held	$736	$673
Warrants held	24	1,082

Investments	760	1,755
Less: current portion	351	728

	$409	$1,027

As of December 31, 2018, the Corporation held 8,736,644 common shares of Banyan Gold Corp. (“Banyan”) (December 31, 2017 – 4,775,000) and 1,320,500 common shares of Golden Predator Mining Corp. (“Golden Predator”) (December 31, 2017 – 300,000). As of December 31, 2018, the Corporation also held 6,155,822 warrants of Banyan (December 31, 2017 – 4,375,000) with an exercise price ranging from $0.115 to $0.15 and 300,000 warrants of Golden Predator (December 31, 2017 – 1,425,000) with an exercise price of $1.00 per share.

During the year ended December 31, 2018, the Corporation recorded a pre-tax loss on investments in the amount of the $
572
,000 (2017 –
pre tax gain of
$
1,341
,000). The loss on investments for the year ended December 31, 2018 consisted of a fair value measurement adjustment on warrants held in Banyan and Golden Predator, through the statement of loss. During the year, the Corporation also recorded in other comprehensive income a fair value adjustment loss adjustment, net of tax of $798,000 (2017
 – fair value gain adjustment of
$253,000) on common shares held in Banyan and Golden Predator.